Earnings per share (Tables)	9 Months Ended
Dec. 31, 2020
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Disclosure of Reconciliation of The Difference Between Basic And Diluted Earnings Per Share
Reconciliation of the difference between basic and diluted earnings per share attributable to Toyota Motor Corporation are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted- average common shares	Earnings per share attributable to Toyota Motor Corporation
For the first nine months ended December 31, 2019
Net income attributable to Toyota Motor Corporation	1,708,838

Basic earnings per share attributable to Toyota Motor Corporation	1,708,838	2,807,227	608.73
Effect of dilutive securities
Model AA Class Shares	9,965	47,100

Diluted earnings per share attributable to Toyota Motor Corporation	1,718,803	2,854,327	602.17

For the first nine months ended December 31, 2020
Net income attributable to Toyota Motor Corporation	1,468,064

Basic earnings per share attributable to Toyota Motor Corporation	1,468,064	2,795,071	525.23
Effect of dilutive securities
Model AA Class Shares	9,618	46,418

Diluted earnings per share attributable to Toyota Motor Corporation	1,477,682	2,841,489	520.04

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted- average common shares	Earnings per share attributable to Toyota Motor Corporation
For the third quarter ended December 31, 2019
Net income attributable to Toyota Motor Corporation	559,298

Basic earnings per share attributable to Toyota Motor Corporation	559,298	2,785,447	200.79
Effect of dilutive securities
Model AA Class Shares	3,335	47,100

Diluted earnings per share attributable to Toyota Motor Corporation	562,633	2,832,547	198.63

For the third quarter ended December 31, 2020
Net income attributable to Toyota Motor Corporation	838,696

Basic earnings per share attributable to Toyota Motor Corporation	838,696	2,795,958	299.97
Effect of dilutive securities
Model AA Class Shares	2,976	45,084

Diluted earnings per share attributable to Toyota Motor Corporation	841,672	2,841,042	296.25